UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ------------------

Check here if Amendment [  ]: Amendment Number:
                                                    --------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Tyrus Capital S.A.M.
Address:  4 Avenue Roqueville
          Monaco, Monaco MC 98000

Form 13F File Number:  028-15032
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Madden
Title:      Director
Phone:      +00 377 9999 5030

Signature, Place and Date of Signing:

    /s/ Mark Madden               Monaco, Monaco               November 14, 2012
--------------------------      ------------------             -----------------
        [Signature]                [City, State]                    [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
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Form 13F Information Table Entry Total:                 5
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Form 13F Information Table Value Total:             $140,845
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                                                  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

                                                         TYRUS CAPITAL S.A.M.
                                                      FORM 13F INFORMATION TABLE
                                                   QUARTER ENDED SEPTEMBER 30, 2012

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                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC      COM NEW          026874784  24,593     750,000 SH       SOLE                  750,000
CITIGROUP INC                COM NEW          172967424   6,544     200,000 SH       SOLE                  200,000
KENEXA CORP                  COM              488879107  29,790     650,000 SH       SOLE                  650,000
NEXEN INC                    COM              65334H102  73,993   2,920,000 SH       SOLE                2,920,000
RESEARCH IN MOTION LTD       COM              760975102   5,925     790,000 SH       SOLE                  790,000